Total
Formidable ETF
FUND SUMMARY – Formidable ETF
Investment Objective
Formidable ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Formidable ETF Formidable ETF
Management Fee	1.19%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.19%
[1]	Under the Investment Advisory Agreement, Formidable Asset Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Formidable ETF | Formidable ETF | USD ($)	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended March 31, 2022, the Fund’s portfolio turnover rate was 172.44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to meet its investment objective by investing primarily in equity securities, including common stocks, preferred stocks, related depository receipts (i.e., American Depository Receipts or “ADRs,” European Depository Receipts or “EDRs,” and Global Depository Receipts or “GDRs”), real estate investment trusts (“REITs”), and other equity investments or ownership interests in business enterprises. The Fund invests predominantly in common stocks. The Fund’s investments are the responsibility of the Adviser and the Fund’s sub-adviser, Toroso Asset Management (the “Sub-Adviser”).

The Adviser, working together with the Sub-Adviser, makes buy, hold and sell decisions with respect to Fund portfolio securities using an investment process that combines top-down and bottom-up research and analysis. The top-down portion of the investment process seeks to identify attractive investment themes and market inefficiencies. The bottom-up portion of the process is used to make buy and sell decisions for equity securities. Both quantitative and fundamental analysis are used by the Adviser, along with valuation and technical considerations.

The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its general investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries. The Adviser also evaluates market segments, products, services and business models positioned to benefit significantly from innovations in commerce relative to broad securities markets, and seeks to identify the primary beneficiaries of new trends or developments in commerce to select investments for the Fund.

In pursuing the Fund’s investment goal, the Adviser may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Adviser may at times use derivatives for hedging purposes. The Fund’s derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to enhance Fund returns, produce income, and/or hedge risks associated with the Fund’s other portfolio investments. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include preferred securities, rights and warrants.

●         Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

●         Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●         Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

●         Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

●         Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●         Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Investment Company Risk. An investment in other investment companies (including other exchange-traded products) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

Derivatives Risk. The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Fund’s use of derivatives may magnify losses for the Fund.

If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of options will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Fund.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Issuer Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Fund’s investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

REITs. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Asset Segregation Risk. The Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Fund will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

Depositary Receipts. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options and volatility-linked exchange-traded products, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free (833) 600-5704.

Formidable Small/Mid Cap ETF
FUND SUMMARY – Formidable Small/Mid Cap ETF
Investment Objective
Formidable Small/Mid Cap ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund*

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Formidable Small/Mid Cap ETF Formidable Small/Mid Cap ETF
Management Fee	0.99%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	1.00%
[1]	Under the Investment Advisory Agreement, Formidable Asset Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.

*Fund has not commenced operations as of the date of this prospectus.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Formidable Small/Mid Cap ETF | Formidable Small/Mid Cap ETF | USD ($)	102	318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to meet its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in small- and mid-cap equity securities, including common stocks, related depository receipts (i.e., American Depository Receipts or “ADRs,” European Depository Receipts or “EDRs,” and Global Depository Receipts or “GDRs”), real estate investment trusts (“REITs”), and other equity investments or ownership interests in business enterprises. The Fund invests predominantly in common stocks of small- and mid-cap companies. The Fund’s investments will be the responsibility of the Adviser and the Fund’s sub-adviser, Toroso Asset Management (the “Sub-Adviser”). As of March 1, 2021, the Fund considers small- and mid-capitalization companies to be those with a market capitalization between $100 million and $20 billion. The exact size of the companies included will change with market conditions and the Fund will not automatically sell or cease to purchase a stock that it already owns due to changes in market conditions.

The Adviser, working together with the Sub-Adviser, makes buy, hold and sell decisions with respect to Fund portfolio securities using an investment process that is based on a combination of fundamental analysis, valuation, and technical considerations. The investment process seeks to identify stocks of small- and mid-cap companies which exhibit one or more of the following primary factors: (i) Growth – stocks demonstrating positive exposure to the current business cycle; (ii) Valuation – stocks that are discounted relative to their fundamentals; (iii) Quality – stocks of financially healthy companies; and (iv) Momentum – stocks with upward price trends.

In pursuing the Fund’s investment goal, the Adviser may invest in companies in any economic sector and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Adviser may at times use derivatives for hedging purposes. The Fund’s derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to enhance Fund returns, produce income, and/or hedge risks associated with the Fund’s other portfolio investments. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Special Purpose Acquisition Companies (SPACs). The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Rights and Warrants Risk. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●         Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

●         Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

●         Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●         Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Investment Company Risk. An investment in other investment companies (including other exchange-traded products) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

Derivatives Risk. The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Fund’s use of derivatives may magnify losses for the Fund.

If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of options will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Fund.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Issuer Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Fund’s investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

REITs. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Asset Segregation Risk. The Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Fund will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

Depositary Receipts. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options and volatility-linked exchange-traded products, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

New Fund Risk. The Fund is a new ETF and has not yet commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares.

Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free (833) 600-5704.

Formidable Fortress ETF
FUND SUMMARY – Formidable Fortress ETF
Investment Objective
Formidable Fortress ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Formidable Fortress ETF Formidable Fortress ETF
Management Fee	0.89%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.89%	[1]
[1]	Under the Investment Advisory Agreement, Formidable Asset Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Formidable Fortress ETF | Formidable Fortress ETF | USD ($)	91	284	493	1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended March 31, 2022, the Fund’s portfolio turnover rate was 35.71% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to meet its investment objective by investing in large- and mid-cap equity securities, including common stocks, related depository receipts (i.e., American Depository Receipts or “ADRs,” European Depository Receipts or “EDRs,” and Global Depository Receipts or “GDRs”), real estate investment trusts (“REITs”), and other equity investments or ownership interests in business enterprises. The Fund invests predominantly in common stocks of large- and mid-cap companies (the “Investable Universe”). The Fund’s investments will be the responsibility of the Adviser and the Fund’s sub-adviser, Toroso Asset Management (the “Sub-Adviser”). As of March 1, 2021, the Fund considers large- and mid-capitalization companies to be those with a market capitalization over $10 billion. The exact size of the companies included will change with market conditions and the Fund will not automatically sell or cease to purchase a stock that it already owns due to changes in market conditions.

The Adviser, working together with the Sub-Adviser, makes buy, hold and sell decisions with respect to Fund portfolio securities using an investment process that is based on a combination of quantitative and fundamental analysis. The investment process seeks to identify stocks of large- and mid-cap companies which exhibit one or more of the following primary factors:

●	Capital structure discipline – lower debt levels relative to the Investable Universe;

●	Beta – lower historical price volatility relative to the Investable Universe;

●	Dividends – history of returning capital to shareholders, ideally at an increasing level; and

●	Quality – relative to the Investable Universe, companies with higher returns on equity (ROE), operating margins, and earnings growth.

In pursuing the Fund’s investment goal, the Adviser may invest in companies in any economic sector and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Notwithstanding, the Fund would generally expect to own the securities of approximately 30 companies although the Fund may at times own a much lesser number and at other times it could own a larger number.

The Fund’s derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Fund’s may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). The Fund will “cover” the position by either continuing to own the security on which the option was written or by otherwise segregating assets sufficient to satisfy applicable regulatory requirements pertaining to having sufficient assets to offset any liability created by the covered call that was written. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include preferred securities, rights and warrants.

●         Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

●         Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●         Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

●         Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

●         Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●         Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Investment Company Risk. An investment in other investment companies (including other exchange-traded products) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

Derivatives Risk. The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Fund’s use of derivatives may magnify losses for the Fund.

If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of options will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Fund.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid Capitalization Stock Risk. The value of mid capitalization company stocks or ETFs that invest in stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Issuer Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Fund’s investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

REITs. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Asset Segregation Risk. The Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Fund will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

Depositary Receipts. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options and volatility-linked exchange-traded products, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free (833) 600-5704.